Income Taxes - Components of Income (Loss) From Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
United States	$ (42,461)	$ (65,071)	$ (66,384)
Loss from continuing operations before income taxes	(26,841)	(21,877)	(32,923)
CANADA
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Foreign	5,934	8,602
All Other Foreign
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Foreign	$ 9,686	$ 34,592	$ 33,461